UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                      8/9/01
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 19
                                            ---------------------------
Form 13F Information Table Value Total:     $         126,590
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                   Item 6: Investment Discretion
  ---------------------------------------------------------------------------------------------------------------------------------
  Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                    (b) Shared-  (c) Shared- Item 7:
  Name of Issuer         Title of   Number          Market Value   Shares or                  As Defined   Other       Managers See
                         Class                                     Principal       (a) Sole   in Instr. V              Instr. V
                                                                   Amount
  ---------------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel        COM        87509105        3,958,000      1,959,500       1,959,500
  ---------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           COM        090066L105      699,000        90,750          90,750
  ---------------------------------------------------------------------------------------------------------------------------------
  Brown Shoe             COM        115736100       181,000        10,000          10,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Brunswick Corp         COM        117043109       53,000         2,200           2,200
  ---------------------------------------------------------------------------------------------------------------------------------
  Dave & Busters         COM        23833N104       101,000        12,020          12,020
  Inc.
  ---------------------------------------------------------------------------------------------------------------------------------
  Florsheim Shoe         COM        343302105       37,000         42,683          42,683
  ---------------------------------------------------------------------------------------------------------------------------------
  La Z Boy               COM        505336107       1,570,000      84,853          84,853
  ---------------------------------------------------------------------------------------------------------------------------------
  LTX Corp.              COM        502392103       13,000         500             500
  ---------------------------------------------------------------------------------------------------------------------------------
  Lucent Technologies    COM        549463107       5,092,000      820,000         820,000
  ---------------------------------------------------------------------------------------------------------------------------------
  NCR Corp.              COM        62886E108       28,200,000     600,000         600,000
  ---------------------------------------------------------------------------------------------------------------------------------
  New Valley Corp        COM        649080504       1,275,000      340,000         340,000
  ---------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)                              41,179,000
  ---------------------------------------------------------------------------------------------------------------------------------

Table continued...

  --------------------------------------------------------------------
                         Item 8: Voting Authority (Shares)
  --------------------------------------------------------------------
  Item 1:
  Name of Issuer
                         (a) Sole       (b) Shared     (c) None
  --------------------------------------------------------------------
  Bethlehem Steel        1,959,500
  --------------------------------------------------------------------
  Biotime Inc.           90,750
  --------------------------------------------------------------------
  Brown Shoe             10,000
  --------------------------------------------------------------------
  Brunswick Corp         2,200
  --------------------------------------------------------------------
  Dave & Busters         12,020
  Inc.
  --------------------------------------------------------------------
  Florsheim Shoe         42,683
  --------------------------------------------------------------------
  La Z Boy               84,853
  --------------------------------------------------------------------
  LTX Corp.              500
  --------------------------------------------------------------------
  Lucent Technologies    820,000
  --------------------------------------------------------------------
  NCR Corp.              600,000
  --------------------------------------------------------------------
  New Valley Corp        340,000
  --------------------------------------------------------------------
  COLUMN TOTALS (Page)
  --------------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------
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                                                                                    Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:        Item 4: Fair       Item 5:                   (b)         (c) Shared-  Item 7:
Name of Issuer         Title of     CUSIP Number   Market Value       Shares or                 Shared- As  Other        Mana-
                       Class                                          Principal     (a) Sole    Defined in               gers
                                                                      Amount                    Instr. V                 See
                                                                                                                         Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM          22281N103      25,844,000         1,400,000     1,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Polaroid               COM          731095105      702,000            270,000       270,000
-----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107      328,000            83,000        83,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101      145,000            10,751        10,751
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103      987,000            140,000       140,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105      1,296,000          397,400       397,400
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108      20,154,000         1,370,100     1,370,100
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM          922944103      35,955,000         2,350,000     2,350,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                               85,411,000
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AGGREGATE COLUMN                                   126,590,000
TOTALS
-----------------------------------------------------------------------------------------------------------------------------------

Table continued...

---------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
---------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None
---------------------------------------------------------------------
Covanta Energy          1,400,000
---------------------------------------------------------------------
Polaroid                270,000
---------------------------------------------------------------------
Primesource Corp.       83,000
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Ryerson Tull            10,751
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Scitex Ltd.             140,000
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Tenneco Automotive      397,400
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Unisys Corp             1,370,100
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Venator Group, Inc.     2,350,000
---------------------------------------------------------------------
COLUMN TOTALS (Page)
---------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
---------------------------------------------------------------------